Significant accounting policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Significant Accounting Policies [line items]
Significant Influence About Associates	between 20 and 50 percent
Useful Lives of Buildings	as informed in the technical appraisal as of January 1, 2017
Useful Lives of Furniture and facilities	10 years
Useful Lives of Equipment	3-5 years
Useful Lives of Automobiles	5 years
Useful Lives of Information Systems	5 years
CPI	36.14%	53.83%	47.65%
Defaulted Exposure [Member]
Disclosure Of Significant Accounting Policies [line items]
Total Risk		40.00%
Watch List Exposure [Member]
Disclosure Of Significant Accounting Policies [line items]
Total Risk	20.00%
Investment funds [member]
Disclosure Of Significant Accounting Policies [line items]
Economic Interest Rate	37.00%